Fees Summary	May 05, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	18,876.00
Total Transaction Valuation	136,677,797.00
Total Offset Amount	0.00
Net Fee	$ 18,876.00
Offering Table N/A
Offset Table N/A	N/A